July 25, 2014

Supplement

SUPPLEMENT DATED JULY 25, 2014 TO THE PROSPECTUS OF
AIP SERIES TRUST—AIP DYNAMIC ALTERNATIVE STRATEGIES FUND
Dated May 9, 2013

The Board of Trustees of AIP Series Trust (the "Trust") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Trust, to certain financial intermediaries as compensation on sales of Class A shares of the AIP Dynamic Alternative Strategies Fund (the "Fund") of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Fund in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

The following replaces the "Shareholder Fees" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Shareholder Fees:"

	Class A	Class C	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%[1]	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	None[2]	1.00%	None	None

The reference to footnote 2 in the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby replaced with footnote 3.

The reference to footnote 3 in the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby replaced with footnote 4.

The reference to footnote 4 in the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby replaced with footnote 5.

The footnotes following the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" are hereby deleted and replaced with the following:

(1)  Reduced for purchases of $50,000 and over.

(2)  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—Share Class Arrangements" for further information about the CDSC waiver categories.

(3)  The Fund may purchase shares of the Underlying Funds (defined herein). Shareholders in the Fund bear indirectly the expenses of the Underlying Funds. "Acquired Fund Fees and Expenses" are estimated amounts and are based upon the anticipated allocation of the Fund's investments in the Underlying Funds for the current year and upon the total operating expenses of the Underlying Funds (including any current waivers and expense limitations) as stated in each Underlying Fund's current prospectus.

(4)  "Other Expenses" have been estimated for the current fiscal year.

(5)  The Fund's "Adviser," Morgan Stanley AIP GP LP, has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.50% for Class A, 2.25% for Class C, 1.25% for Class I and 1.15% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Shareholder Information—How to Exchange Shares:"

There are special considerations when you exchange Class A shares of the Fund that are subject to a contingent deferred sales charge ("CDSC"). When determining the length of time you held the Class A shares, any period (starting at the end of the month) during which you held such shares will be counted. In addition, any period (starting at the end of the month) during which you held Class A shares of other funds of the Trust (once available), of which you acquired in an exchange from such Class A shares of the Fund, will also be counted; however, if you sell shares of such other fund of the Trust (once available), before the expiration of the CDSC "holding period," you will be charged the CDSC applicable to such shares.

The second sentence of the section of the Prospectus entitled "Shareholder Information—How to Sell Shares" is hereby deleted and replaced with the following:

If you sell Class A or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC.

The following replaces the information in the chart comparing the sales charge and annual 12b-1 fee applicable to Class A shares in the section of the Prospectus entitled "Shareholder Information—Share Class Arrangements:"

Class	Sales Charge	Maximum Annual 12b-1 Fee
A	Maximum 5.50% initial sales charge reduced for purchases of $50,000 or more; shares purchased without an initial sales charge are generally subject to a 1.00% CDSC if sold during the first 18 months	0.25%

The first paragraph of the section of the Prospectus entitled "Shareholder Information—Share Class Arrangements—Class A Shares" is hereby deleted and replaced with the following:

Class A shares are sold at net asset value plus an initial sales charge of up to 5.50% of the public offering price. The initial sales charge is reduced for purchases of $50,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a CDSC of 1.00% on sales made within 18 months after the last day of the month of purchase. The CDSC is assessed on an amount equal to the lesser of the then market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. The CDSC on Class A shares is subject to the same waiver categories as with Class C shares. For more information, see the Class C waiver categories listed in the "Share Class Arrangements" section of this Prospectus.

Class A shares are also subject to a distribution and shareholder services (12b-1) fee of up to 0.25% of the average daily net assets of the Class. The maximum annual 12b-1 fee payable by Class A shares is lower than the maximum annual 12b-1 fee payable by Class C shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DASFSPT2 7/14

July 25, 2014

Supplement

SUPPLEMENT DATED JULY 25, 2014 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
AIP SERIES TRUST—AIP DYNAMIC ALTERNATIVE STRATEGIES FUND
Dated May 9, 2013

The following is hereby added to the end of the section of the AIP Series Trust's (the "Trust") Statement of Additional Information ("SAI") entitled "B. Investment Strategies and Risks":

Special Risks Related to Cyber Security. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund's operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund's NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund's investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

***

The Board of Trustees of the Trust has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Trust, to certain financial intermediaries as compensation on sales of Class A shares of the AIP Dynamic Alternative Strategies Fund (the "Fund") of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Fund in relation thereto. As a result, effective August 1, 2014, the following changes to the Fund's SAI are necessary:

The section of the Trust's SAI entitled "V. Investment Advisory and Other Services—J. Revenue Sharing" is hereby deleted and replaced with the following:

The Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain financial intermediaries, including recordkeepers and administrators of various deferred compensation plans ("Intermediaries") in connection with the sale, distribution, marketing and retention of Fund shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Intermediaries for, among other things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists that may be offered by an Intermediary, granting the Distributor access to an Intermediary's financial advisors and consultants, providing assistance in the ongoing education and training of an Intermediary's financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, shareholder service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Intermediary's customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), a Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments may be different for different Intermediaries.

With respect to Morgan Stanley Smith Barney LLC, these payments currently include the following amounts which are paid in accordance with the applicable compensation structure:

(1)  an ongoing annual fee in an amount up to $750,000 in consideration of the Distributor's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC;

(2)  on Class A and Class C shares of the Fund held in brokerage accounts where Morgan Stanley Smith Barney LLC is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.16% of the total average quarterly net asset value of such shares;

(3)  on Class I shares of the Fund held in brokerage accounts where Morgan Stanley Smith Barney LLC is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 35% of the advisory fee the Adviser receives based on the average daily net assets of such shares;

(4)  on Class A and Class I shares of the Fund held in taxable accounts through any fee-based advisory program offered by Morgan Stanley Smith Barney LLC, an ongoing annual fee in an amount up to 0.12% of the total average monthly net asset value of such shares;

(5)  on any shares of the Fund held in an account through certain 401(k) platforms in Morgan Stanley Smith Barney LLC's Corporate Retirement Solutions, an ongoing annual fee in an amount up to 0.20% of the total average monthly net asset value of such shares; and

(6)  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Morgan Stanley Smith Barney LLC may, at the discretion of the Distributor, receive a gross sales credit of up to 1.00% of the amount sold.*

With respect to other Intermediaries, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure for each Intermediary:

(1)  on Class A, Class C and Class I shares of the Fund held in Intermediary accounts other than those held through Intermediary 401(k) platforms, an ongoing annual fee in an amount up to 0.13% of the total average monthly net asset value of such shares;

(2)  with respect to one or more Intermediaries, a one-time fee in an amount up to $25,000 for access to such Intermediary's sales platform(s); and

(3)  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Intermediaries may, at the discretion of the Distributor, receive a gross sales credit of up to 1.00% of the amount sold.*

The prospect of receiving, or the receipt of, additional compensation, as described above, by Morgan Stanley Smith Barney LLC or other Intermediaries may provide such Intermediaries, and/or their financial advisors or other sales persons, with an incentive to favor sales of shares of the Fund over other investment options with respect to which an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosure provided by Morgan Stanley Smith Barney LLC or other Intermediaries as to their compensation.

Purchases of Class A shares for which no initial sales charge is paid are subject to a contingent deferred sales charge ("CDSC") of 1% if the redemption of such shares occurs within 18 months after purchase. The full amount of such CDSC will be retained by the Distributor.

*  Commissions or transaction fees paid when Morgan Stanley Smith Barney LLC or other Intermediaries initiate and are responsible for purchases of $1 million or more are computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales of $1 million to $4 million, 0.50% on sales over $4 million to $15 million, and 0.25% on the excess over $15 million.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.